Fair Value Measurements. - Additional Information (Detail) - USD ($)	5 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2021
Fair Value Measurements.
Fair value assets transfers	$ 0	$ 0
Decrease in the fair value		$ 388,000